Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Dividends paid (in CAD per share)	CAD 0.08	CAD 0.08